CASH AND CASH EQUIVALENTS (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
cash and cash equivalent [Line Items]
Mandatory reserve percentage in central bank	4.50%
Restricted Cash and Cash Equivalents	$ 334,190	$ 248,662
Cash and cash equivalents	$ 23,738,042	18,730,810	$ 18,165,644	$ 20,460,245
FiduPeru S.A. Sociedad Fiduciaria
cash and cash equivalent [Line Items]
Cash and cash equivalents		5,830
Arrendamiento Operativo CIB S.A.C.
cash and cash equivalent [Line Items]
Cash and cash equivalents		$ 6,646
Grupo Agromercantil Holding
cash and cash equivalent [Line Items]
Mandatory reserve percentage in central bank	14.60%
Bancolombia Panama S.A. and Banistmo S.A
cash and cash equivalent [Line Items]
Mandatory reserve percentage in central bank	30.00%
Bottom of range | Banagricola S.A.
cash and cash equivalent [Line Items]
Mandatory reserve percentage in central bank	1.00%
Top of range | Banagricola S.A.
cash and cash equivalent [Line Items]
Mandatory reserve percentage in central bank	25.00%